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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      FSI Group, LLC
Address:   441 Vine Street
           Suite 1300
           Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 746-2200

Signature, Place, and Date of Signing:


John M. Stein                          Cincinnati, Ohio   May 11, 2010
------------------------------------   ----------------   ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A


                                       -1-

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              -0-
Form 13F Information Table Entry Total:         47
Form 13F Information Table Value Total:   $143,146
                                          --------
                                         (thousands)

List of Other Included Managers: None


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
         COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
-------------------------- ---------------- --------- ----------- --------------------- ----------- -------- ---------------------
                                                                                   PUT\
      Name of Issuer        Title of Class    CUSIP   FMV (000's) SH or PRN SH\PRN CALL Inv. Discr. Oth Mgrs    Sole   Shared None
-------------------------- ---------------- --------- ----------- --------- ------ ---- ----------- -------- --------- ------ ----
AMERICAN CAPITAL LTD       COM              02503Y103   $ 2,540     500,000 SH          Sole                   500,000
AMERICAN FINANCIAL GROUP   COM              025932104   $ 4,268     150,000 SH          Sole                   150,000
AMERISERV FINANCIAL INC    COM              03074A102   $ 3,524   2,110,000 SH          Sole                 2,110,000
BANK MUTUAL CORP           COM              063750103   $   150      23,000 SH          Sole                    23,000
BANK OF AMERICA CORP       COM              060505104   $ 9,440     528,853 SH          Sole                   528,853
BCSB BANCORP               COM              055367106   $ 1,616     170,107 SH          Sole                   170,107
CAPLEASE INC               COM              140288101   $ 2,442     440,000 SH          Sole                   440,000
CAPITAL ONE WARRANTS       W EXP 11/14/2018 14040H139   $ 4,725     300,000 SH          Sole                   300,000
CATHAY GENERAL BANCORP     COM              149150104   $ 3,486     300,000 SH          Sole                   300,000
CITIZENS REPUBLIC BANCORP  COM              174420109   $   114     100,000 SH          Sole                   100,000
CME GROUP                  COM              12572Q105   $ 4,480      14,172 SH          Sole                    14,172
COMMONWEALTH BANCSHARES    COM              202736104   $ 1,459     463,235 SH          Sole                   463,235
COMMUNITY BANKERS TRUST    COM              203612106   $ 1,653     568,000 SH          Sole                   568,000
DORAL FINANCIAL CORP       COM NEW          25811P886   $ 1,293     300,000 SH          Sole                   300,000
FBR CAPITAL MARKETS        COM              30247C301   $   863     189,227 SH          Sole                   189,227
FIRST CITIZEN NC           CL A             31946M103   $ 5,168      26,000 SH          Sole                    26,000
FIRST FRANKLIN CORP        COM              320272107   $   362      40,274 SH          Sole                    40,274
FIRST KEYSTONE FINANCIAL   COM              320655103   $ 2,935     221,515 SH          Sole                   221,515
FIRST MIDWEST BANCORP      COM              320867104   $ 2,684     198,062 SH          Sole                   198,062
1ST UNITED BANCORP         COM              33740N105   $ 1,610     200,000 SH          Sole                   200,000
GENWORTH FINANCIAL         COM CL A         37247D106   $ 5,751     313,601 SH          Sole                   313,601
GREAT FLORIDA CLASS A      CL A             390528107   $   769   1,103,000 SH          Sole                 1,103,000
GULFPORT ENERGY CORP.      COM NEW          402635304   $   507      45,150 SH          Sole                    45,150
HARTFORD FINANCIAL         COM              416515104   $ 3,183     112,000 SH          Sole                   112,000
JMP GROUP INC              COM              46629U107   $ 1,133     133,333 SH          Sole                   133,333
KRISPY KREME               COM              501014104   $    80      20,000 SH          Sole                    20,000
LOEWS CORP                 COM              540424108   $ 3,728     100,000 SH          Sole                   100,000
LEUCADIA NATIONAL CO       COM              527288104   $ 2,402      96,825 SH          Sole                    96,825
MACKINAC FINANCIAL CORP    COM              554571109   $ 1,605     340,000 SH          Sole                   340,000
MAIDEN HOLDINGS LTD        SHS              G5753U112   $ 8,868   1,200,000 SH          Sole                 1,200,000
MARSHALL & ILSLEY          COM              571837103   $ 3,220     400,000 SH          Sole                   400,000
MB FINANCIAL               COM              55264U108   $ 4,462     198,062 SH          Sole                   198,062
MORGAN STANLEY             COM NEW          617446448   $10,295     351,490 SH          Sole                   351,490
NARA BANCORP               COM              63080P105   $ 3,066     350,000 SH          Sole                   350,000
NORTHSTAR REALTY FIN CORP  COM              66704R100   $ 1,937     460,000 SH          Sole                   460,000
NORTHWEST BANCORP          COM              667340103   $ 4,981     424,610 SH          Sole                   424,610
OLD NAT'L BANCORP IND      COM              680033107   $ 2,390     200,000 SH          Sole                   200,000
ORIENTAL FINANCIAL GROUP
   INC                     COM              68618W100   $ 2,700     200,000 SH          Sole                   200,000
POPULAR INC                COM              733174106   $ 4,338   1,490,773 SH          Sole                 1,490,773
PRINCIPAL FINANCIAL GROUP
   INC                     COM              74251V102   $ 3,359     115,000 SH          Sole                   115,000
SOUTHERN NATIONAL BANCORP  COM              843395104   $ 1,581     202,950 SH          Sole                   202,950
STERLING BANCORP           COM              859158107   $ 3,015     300,000 SH          Sole                   300,000
TIDELANDS BANCSHARES       COM              886374107   $   750     300,000 SH          Sole                   300,000
UNITED COMMUNITY BANKS INC CAP STK          90984P105   $   439      99,500 SH          Sole                    99,500
WASHINGTON BANKING CO      COM              937303105   $ 6,295     500,000 SH          Sole                   500,000
WELLS FARGO                PERP PFD CONV A  949746804   $ 4,875       5,000 SH          Sole                     5,000
WINTRUST FINANCIAL CORP    COM              97650W108   $ 2,605      70,000 SH          Sole                    70,000
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